ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2025
Acquisitions
SCHEDULE OF CONTINGENT CONSIDERATION

Consideration transferred:	$
Value allocated to shares issued 7,920,000 shares (5 subordinate voting shares post reverse splits) at $5.40 per share	42,768,000

Fair value of assets and liabilities acquired:
Investments	137,811
Intangible asset – patents pending	42,768,000
Shareholder loan	(137,811)
42,768,000